SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

In preparing these CFS, the Company evaluated events and transactions for potential recognition or disclosure through the date of this audit report. No other events require adjustment to or disclosure in the CFS other than the following:

●	On October 7, 2025, the Company approved the 1-for-30 share consolidation of the ordinary shares of no par value each (the “Share Consolidation”). After the Share Consolidation, the Company’s total number of shares will be 1,145,400 on a post-Share Consolidation basis.